Taxes (Details 2) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Allowance for credit losses	$ 30,716	$ 85,185
Impairment	168,428	1,115
Accrued expenses	72,338	52,419
Deferred tax assets, net	$ 271,482	$ 138,719